LOSSES/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Tables)	9 Months Ended
Sep. 30, 2019
Other Income and Expenses [Abstract]
Schedule of Other Financial Items

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2019	2018	2019	2018
Mark-to-market (losses)/gains for interest rate swaps	(10,860)	7,523	(53,836)	26,044
Net interest income on un-designated interest rate swaps	923	915	5,430	830
Unrealized mark-to-market gains on Earn-Out units	—	2,900	—	7,400
(Losses)/gains on derivative instruments	(9,937)	11,338	(48,406)	34,274

Amortization of debt guarantee (see note 13)	510	—	1,579	—
Foreign exchange gains/(losses) on capital lease obligation and related restricted cash	249	263	(351)	781
Foreign exchange (losses) on operations	(15)	(367)	(23)	(890)
Financing arrangement fees and other costs	(203)	(441)	(448)	(1,006)
Other financial items, net	541	(545)	757	(1,115)

(Losses)/gains on derivatives and Other financial items, net	(9,396)	10,793	(47,649)	33,159